Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other non-current assets [line items]
Beginning balance	¥ 1,008	¥ 888
Amount due from related parties	160
Additions	479	277
Amount due from third parties and others	1,234	1,008
Acquisitions through business combinations	2
Transferred from construction in progress	211	128
Disposals	(24)	(28)
Amortisation for the year	(282)	(257)
Ending balance	1,394	1,008
Prepayment for exclusive use right of an airport terminal [member]
Disclosure of other non-current assets [line items]
Beginning balance	230	240
Amortisation for the year	(10)	(10)
Ending balance	220	230
Software [member]
Disclosure of other non-current assets [line items]
Beginning balance	255	247
Additions	33	4
Acquisitions through business combinations	2
Transferred from construction in progress	142	91
Disposals	(4)	(2)
Amortisation for the year	(112)	(85)
Ending balance	316	255
Leasehold improvement [member]
Disclosure of other non-current assets [line items]
Beginning balance	119	118
Additions	44	5
Transferred from construction in progress	56	36
Amortisation for the year	(38)	(40)
Ending balance	181	119
Others [member]
Disclosure of other non-current assets [line items]
Beginning balance	404	283
Additions	402	268
Transferred from construction in progress	13	1
Disposals	(20)	(26)
Amortisation for the year	(122)	(122)
Ending balance	¥ 677	¥ 404